Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling and marketing expenses
Schedule of selling and marketing expenses

	2025	2024	2023
Advertising costs	(153,504)	(200,824)	(218,351)
Employee benefits expenses	(5,183)	(6,770)	(7,387)
Depreciation and amortization	(666)	(1,498)	(524)
	(159,353)	(209,092)	(226,262)